Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 251.5	$ 234.3
Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities	59.2	50.0
Repayment of borrowings and lease liabilities	(92.2)	(19.7)
Change in short-term loans	(53.5)	(16.0)
Other Changes	23.0	2.9
Ending balance	188.0	251.5
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		423.7
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities		(433.8)
Other Changes		10.1
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,071.7	1,174.0
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(1,357.2)	(737.8)
Additional Leases	2,207.0	1,779.7
Modifications	241.2	864.0
Other Changes	(3.2)	(8.2)
Ending balance	$ 4,159.5	$ 3,071.7